Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
21Shares 2x Long Dogecoin ETF
Shareholder Report [Line Items]
Fund Name	21Shares 2x Long Dogecoin ETF
Class Name	21Shares 2x Long Dogecoin ETF
Trading Symbol	TXXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 21Shares 2x Long Dogecoin ETF for the period of November 19, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxd. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txxd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long Dogecoin ETF	$17	1.89%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the 21Shares 2x Long  Dogecoin ETF (TXXD), which commenced operations on November 20, 2025, is a leveraged fund designed for sophisticated investors to achieve twice the daily performance of  Dogecoin (DOGE). The fund’s investment strategy is to use financial derivatives like swaps and futures to gain this amplified exposure, rather than holding DOGE directly. Consequently, the fund’s performance was primarily driven by the significant daily price volatility of Dogecoin. As a leveraged product with a daily reset, its structure is intended for short-term, tactical trading and not for long-term investment, as the effects of compounding could cause its performance to deviate from a simple 2x return over time. The adviser’s role was to manage the fund’s derivative positions to meet its daily objective, making its performance a direct and magnified reflection of the daily sentiment and price movements within the Dogecoin market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/19/2025)
21Shares 2x Long Dogecoin ETF NAV	-48.46
S&P 500 TR	3.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://www.21shares.com/en-us/products-us/txxd for more recent performance information.
Net Assets	$ 1,159,753
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 2,216
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,159,753
Number of Holdings	2
Net Advisory Fee	$2,216
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-638.6%

Top Issuers	(Notional Value as a % of Net Assets)
CDE Dogecoin Futures	199.6%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txxd
21Shares 2x Long Sui ETF
Shareholder Report [Line Items]
Fund Name	21Shares 2x Long Sui ETF
Class Name	21Shares 2x Long Sui ETF
Trading Symbol	TXXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 21Shares 2x Long Sui ETF for the period of December 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxs. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txxs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long Sui ETF	$12	1.89%
[2]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 21Shares 2x Long  Sui ETF (TXXS), which commenced operations on December 4, 2025, provided investors with a tool to obtain exposure to twice the daily return of the Sui (SUI) cryptocurrency. The fund’s strategy relies on using a combination of derivatives, such as swaps and futures, to produce returns that corresponded to 200% of SUI’s daily price movement, net of fees. The principal factor influencing the fund’s performance was the daily price volatility of SUI. This ETF is structured for traders with a high-risk tolerance and a short-term outlook, as the daily rebalancing and compounding could lead to performance results that differ significantly from twice the underlying asset’s return over longer periods. The adviser managed these derivative positions to ensure the fund met its stated daily objective, meaning its performance was a direct, leveraged outcome of SUI’s daily market activity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2025)
21Shares 2x Long Sui ETF NAV	-36.28
S&P 500 TR	0.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://www.21shares.com/en-us/products-us/txxs for more recent performance information.
Net Assets	$ 1,274,337
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 1,207
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,337
Number of Holdings	2
Net Advisory Fee	$1,207
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-581.2%

Top Issuers	(Notional Value as a % of Net Assets)
CDE SUI Futures	199.6%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txxs
21Shares FTSE Crypto 10 ex-BTC Index ETF
Shareholder Report [Line Items]
Fund Name	21Shares FTSE Crypto 10 ex-BTC Index ETF
Class Name	21Shares FTSE Crypto 10 ex-BTC Index ETF
Trading Symbol	TXBC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 21Shares FTSE Crypto 10 ex-BTC Index ETF for the period of November 12, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txbc. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txbc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares FTSE Crypto 10 ex-BTC Index ETF	$8	0.65%
[3]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 21Shares  FTSE Crypto 10 ex-BTC Index ETF (TXBC), which launched on November 13, 2025, is designed to provide targeted exposure to the broader cryptocurrency market by excluding its largest component, Bitcoin. The fund’s investment strategy is to passively track the FTSE Crypto 10 ex Bitcoin Select Index, which includes the ten largest digital assets after Bitcoin, such as Ethereum and Solana. The primary performance drivers were the price fluctuations of these specific “altcoins,” which are often associated with innovations in areas like smart contracts and decentralized finance (DeFi). By removing Bitcoin, the fund’s performance was shaped by the independent growth and adoption of other major blockchain ecosystems, offering a distinct risk profile for investors seeking to capture the next wave of crypto innovation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
21Shares FTSE Crypto 10 ex-BTC Index ETF NAV	-15.74
S&P 500 TR	0.11
FTSE Crypto 10 ex Bitcoin Select Index	-16.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://www.21shares.com/en-us/products-us/txbc for more recent performance information.
Net Assets	$ 842,572
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 751
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$842,572
Number of Holdings	12
Net Advisory Fee	$751
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
21Shares Ethereum ETF	38.9%
21Shares Binance BNB ETP	16.5%
21Shares XRP ETP	15.7%
21Shares Solana Staking ETP	9.4%
21Shares Dogecoin ETP	2.5%
21Shares Cardano ETP	1.7%
21Shares Bitcoin Cash ETP	1.7%
21Shares Hyperliquid ETP	1.2%
21Shares Chainlink ETP	1.2%
21Shares Avalanche Staking ETP	0.7%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txbc
21Shares FTSE Crypto 10 Index ETF
Shareholder Report [Line Items]
Fund Name	21Shares FTSE Crypto 10 Index ETF
Class Name	21Shares FTSE Crypto 10 Index ETF
Trading Symbol	TTOP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 21Shares FTSE Crypto 10 Index ETF for the period of November 12, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/ttop. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/ttop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares FTSE Crypto 10 Index ETF	$6	0.50%
[4]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception on November 12, 2025, the 21Shares  FTSE Crypto 10 Index ETF (TTOP) offered investors passive exposure to the largest and most significant assets in the cryptocurrency market. The fund’s strategy was to track the performance of the FTSE Crypto 10 Select Index, which is a market-capitalization-weighted basket of the top ten cryptocurrencies. Performance was directly driven by the price movements of the leading digital assets, including Bitcoin, Ethereum, and others, with the index being rebalanced quarterly to reflect shifts in market leadership. This approach provided diversified exposure to the crypto market’s evolution, with its performance being a reflection of the overall investor sentiment and adoption trends within the largest blockchain projects.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
21Shares FTSE Crypto 10 Index ETF NAV	-14.21
S&P 500 TR	0.11
FTSE Crypto 10 Select Index	-14.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://www.21shares.com/en-us/products-us/ttop for more recent performance information.
Net Assets	$ 857,873
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 580
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$857,873
Number of Holdings	12
Net Advisory Fee	$580
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	60.7%
21Shares Ethereum ETF	14.2%
21Shares Binance BNB ETP	4.8%
21Shares XRP ETP	4.6%
21Shares Solana Staking ETP	2.7%
21Shares Dogecoin ETP	0.7%
21Shares Cardano ETP	0.5%
21Shares Bitcoin Cash ETP	0.5%
21Shares Hyperliquid ETP	0.3%
21Shares Chainlink ETP	0.3%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/ttop
AlphaDroid Broad Markets Momentum ETF
Shareholder Report [Line Items]
Fund Name	AlphaDroid Broad Markets Momentum ETF
Class Name	AlphaDroid Broad Markets Momentum ETF
Trading Symbol	EZMO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AlphaDroid Broad Markets Momentum ETF for the period of October 15, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://alphadroidetfs.com/ezmo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://alphadroidetfs.com/ezmo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Broad Markets Momentum ETF	$17	0.80%
[5]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from its commencement of operations on October 15, 2025, to the end of the 2025 reporting period, the performance of the AlphaDroid Broad Markets Momentum ETF (EZMO) was primarily driven by the fund’s underlying momentum-based strategy, which dynamically allocates to broad market ETFs during bull markets and defensive assets during bear markets. The fund’s adviser employs a passive indexing approach to track the AlphaDroid EZ-MO Broad Markets Momentum Index. Market conditions in 2025 were characterized by a mix of volatility and resilience, with the Federal Reserve implementing multiple interest rate cuts. Despite a slowing global economy, equity markets were strong, and commodities such as gold and silver also experienced notable gains. The fund’s significant allocation to the technology sector, alongside its momentum-driven strategy, likely contributed to its positive results during the final quarter of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/15/2025)
AlphaDroid Broad Markets Momentum ETF NAV	4.61
AlphaDroid EZ-MO Broad Markets Momentum Index	5.40
S&P 500 (TR)	2.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://alphadroidetfs.com/ezmo for more recent performance information.
Net Assets	$ 7,103,754
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 8,588
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$7,103,754
Number of Holdings	2
Net Advisory Fee	$8,588
Portfolio Turnover	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	65.5%
SPDR Gold Shares	34.1%

Updated Prospectus Web Address	https://alphadroidetfs.com/ezmo
AlphaDroid Defensive Sector Rotation ETF
Shareholder Report [Line Items]
Fund Name	AlphaDroid Defensive Sector Rotation ETF
Class Name	AlphaDroid Defensive Sector Rotation ETF
Trading Symbol	EZRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AlphaDroid Defensive Sector Rotation ETF for the period of October 15, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://alphadroidetfs.com/ezro. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://alphadroidetfs.com/ezro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Defensive Sector Rotation ETF	$20	0.95%
[6]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  AlphaDroid Defensive Sector Rotation ETF (EZRO) commenced operations on October 16, 2025.The Fund was influenced by a volatile market environment from its inception through December, 31, 2025. The fund’s investment strategy is designed to navigate shifting market conditions by utilizing proprietary algorithms to rotate between equities during bull markets and defensive assets, such as bonds and gold, during bear markets. This momentum-based approach was particularly relevant in a year characterized by heightened market volatility, policy uncertainty, and a broadening of market leadership beyond the United States. The fund’s performance was shaped by its ability to adapt to these dynamics, with its strategy of seeking momentum leaders and making defensive allocations being tested by the mixed performance across different market segments. The effectiveness of the fund’s tactical shifts between offensive and defensive positions was a primary determinant of its performance during the final quarter of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/15/2025)
AlphaDroid Defensive Sector Rotation ETF NAV	-2.45
AlphaDroid EZ-RO Defence Sector Rotation Index	-2.16
S&P 500 (TR)	2.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://alphadroidetfs.com/ezro for more recent performance information.
Net Assets	$ 12,951,667
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 19,226
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,951,667
Number of Holdings	7
Net Advisory Fee	$19,226
Portfolio Turnover	82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
State Street Technology Select Sector SPDR ETF	24.6%
iShares U.S. Aerospace & Defense ETF	13.2%
State Street SPDR Portfolio S&P 500 Growth ETF	12.3%
iShares U.S. Technology ETF	12.3%
VanEck Semiconductor ETF	12.3%
Vanguard Information Technology ETF	12.3%
State Street SPDR NYSE Technology ETF	12.2%

Updated Prospectus Web Address	https://alphadroidetfs.com/ezro
Teucrium 2x Daily Corn ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Corn ETF
Class Name	Teucrium 2x Daily Corn ETF
Trading Symbol	CXRN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/cxrn. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/cxrn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$83	0.95%
[7]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the  Teucrium 2x Daily Corn ETF (CXRN) operated as a specialized tool for traders seeking magnified short-term exposure to the corn market. The fund’s investment strategy was to deliver twice the daily performance of corn futures contracts. Consequently, its performance was intrinsically tied to the daily price fluctuations and volatility within the corn futures market. Primary drivers affecting the fund included global supply and demand for corn, weather patterns impacting crop yields, and broader macroeconomic factors influencing commodity prices. As a leveraged ETF with daily resets, its structure was designed for tactical use by sophisticated investors, and its performance over time was sensitive to the path of daily returns, particularly in volatile or sideways markets. The fund’s adviser did not employ a discretionary strategy; rather, the fund’s outcome was a direct, amplified reflection of the daily movements in the underlying corn futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/12/2024)
Teucrium 2x Daily Corn ETF NAV	-25.78	-19.75
S&P 500 TR	17.88	13.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/cxrn for more recent performance information.
Net Assets	$ 770,343
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 11,443
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$770,343
Number of Holdings	1
Net Advisory Fee	$11,443
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	197.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.

Updated Prospectus Web Address	https://teucrium.com/cxrn
Teucrium 2x Daily Wheat ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Wheat ETF
Class Name	Teucrium 2x Daily Wheat ETF
Trading Symbol	WXET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/wxet. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/wxet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$77	0.95%
[8]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Teucrium 2x Daily Wheat ETF (WXET) provided traders with a vehicle for obtaining leveraged exposure to the daily price movements of wheat futures throughout 2025. The fund’s objective was to achieve 200% of the daily return of wheat futures, meaning its performance was directly and powerfully influenced by day-to-day changes in the wheat market. Key factors shaping the fund’s performance included global wheat production levels, international trade policies, and geopolitical events affecting major wheat-producing regions. Similar to its corn counterpart,  WXET was structured for short-term, tactical trading, not long-term investment, due to the compounding effects of its daily leverage and rebalancing. The adviser’s role was to manage the fund’s exposure to futures to meet its daily objective, making the fund’s performance a direct consequence of the volatility and direction of the wheat futures market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/12/2024)
Teucrium 2x Daily Wheat ETF NAV	-37.91	-37.94
S&P 500 TR	17.88	13.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/wxet for more recent performance information.
Net Assets	$ 588,683
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 10,033
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$588,683
Number of Holdings	1
Net Advisory Fee	$10,033
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Wheat Futures	198.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.

Updated Prospectus Web Address	https://teucrium.com/wxet
Teucrium 2x Long Daily XRP ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Long Daily XRP ETF
Class Name	Teucrium 2x Long Daily XRP ETF
Trading Symbol	XXRP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of April 7, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/xxrp. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/xxrp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Teucrium 2x Long Daily XRP ETF	$98	1.89%
[9]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Teucrium 2x Long Daily XRP ETF (XXRP) commenced operations on April 8, 2025. The fund is designed to operate as a vehicle for sophisticated investors seeking to achieve twice the daily performance of XRP. The fund’s investment strategy was not to hold XRP directly but to use financial instruments such as swaps and futures to produce daily returns corresponding to two times the daily price movement of XRP. Therefore, the primary driver of the fund’s performance was the daily price volatility of XRP. The fund was designed for short-term, tactical trading rather than long-term investment due to the compounding effects of its daily leverage and reset mechanism. The adviser’s role was to manage the fund’s holdings to meet its daily investment objective, making the fund’s performance a direct and amplified reflection of the daily movements and sentiment in the XRP market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Teucrium 2x Long Daily XRP ETF NAV	-59.38
S&P 500 TR	36.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/xxrp for more recent performance information.
Net Assets	$ 179,938,589
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 3,440,915
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$179,938,589
Number of Holdings	3
Net Advisory Fee	$3,440,915
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-493.9%

Top Issuers	(Notional Value as a % of Net Assets)
XRP Futures	199.9%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective October 15, 2025, the Fund revised its Principal Investment Strategies to reflect the following: The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to XRP through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-XRP related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of XRP and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.
Effective October 15, 2025, the Fund added the following principal investment risks: Loss Limitation Risk, Swaptions Risk and Over-the-Counter Market Risk.  A complete description of principal risks is included in the prospectus under the heading “Principal Investment  Risks”.
Effective August 1, 2025,  Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.

Material Fund Change Strategies [Text Block]	Effective October 15, 2025, the Fund revised its Principal Investment Strategies to reflect the following: The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to XRP through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-XRP related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of XRP and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.
Material Fund Change Risks Change [Text Block]	Effective October 15, 2025, the Fund added the following principal investment risks: Loss Limitation Risk, Swaptions Risk and Over-the-Counter Market Risk. A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
Updated Prospectus Web Address	https://teucrium.com/xxrp
Teucrium Agricultural Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	Teucrium Agricultural Strategy No K-1 ETF
Class Name	Teucrium Agricultural Strategy No K-1 ETF
Trading Symbol	TILL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/till. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/till
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$86	0.89%
[10]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Teucrium Agricultural Strategy No K-1 ETF (TILL) functioned as an actively managed fund providing investors with exposure to key agricultural markets. The fund’s investment strategy involved investing in futures contracts for corn, wheat, soybeans, and sugar, with the adviser using discretion to select contracts to optimize for the shape of the futures curve and minimize negative impacts from contango. The primary drivers of the fund’s performance were the price movements of these underlying agricultural commodities, which were influenced by global supply and demand dynamics, weather patterns, and broader inflationary pressures. The fund’s strategy was designed to offer capital appreciation and serve as a potential hedge against inflation and supply chain disruptions without the complexity of K-1 tax forms.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Teucrium Agricultural Strategy No K-1 ETF NAV	-5.83	-9.89
S&P 500 TR	17.88	17.64
Bloomberg Commodity Index Total Return	15.77	-0.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/till for more recent performance information.
Net Assets	$ 2,712,472
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 39,776
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,712,472
Number of Holdings	4
Net Advisory Fee	$39,776
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	25.5%
CBT Soybean Futures	25.5%
ICE Sugar #11 Futures	24.9%
CBT Wheat Futures	24.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective May 19, 2025, the Fund’s classification changed from a “non-diversified” fund to a “diversified” fund for purposes of Section 5(b)(1) of the Investment Company Act of 1940, as amended.
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as a Portfolio Manager of the Fund.

Updated Prospectus Web Address	https://teucrium.com/till
Relative Strength Managed Volatility Strategy ETF
Shareholder Report [Line Items]
Fund Name	Relative Strength Managed Volatility Strategy ETF
Class Name	Relative Strength Managed Volatility Strategy ETF
Trading Symbol	RSMV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 13, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/rsmv. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/rsmv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Relative Strength Managed Volatility Strategy ETF	$97	0.95%
[11]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Relative Strength Managed Volatility Strategy  ETF (RSMV) launched on January 13, 2025 as an actively managed fund focused on U.S. large-cap growth companies. Performance was driven by a momentum-based investment strategy that utilized a proprietary, algorithm-driven process to evaluate relative strength and adjust portfolio holdings. A key aspect of the fund’s strategy is the ability to shift between equities and defensive assets, such as fixed income and cash, in response to market volatility. This dynamic approach to asset allocation was a significant factor in a year with shifting market leadership and periods of uncertainty.
The fund’s performance was therefore influenced by the adviser’s ability to successfully identify and invest in companies with strong momentum while managing risk through tactical defensive positioning. The selection of individual securities and the timing of shifts between aggressive and conservative postures were the primary determinants of the fund’s outcomes in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/13/2025)
Relative Strength Managed Volatility Strategy ETF NAV	10.63
S&P 500 TR	18.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/rsmv for more recent performance information.
Net Assets	$ 37,214,525
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 537,053
Investment Company Portfolio Turnover	591.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$37,214,525
Number of Holdings	22
Net Advisory Fee	$537,053
Portfolio Turnover	591%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	85.9%
Exchange Traded Funds	13.9%
Cash & Other	0.2%

Top 10 Issuers	(%)
Alphabet, Inc.	8.8%
State Street SPDR Portfolio Short Term Treasury ETF	7.5%
iShares Core U.S. Aggregate Bond ETF	6.4%
Advanced Micro Devices, Inc.	4.5%
Broadcom, Inc.	4.5%
Merck & Co., Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Morgan Stanley	4.4%
AT&T, Inc.	4.3%
Linde PLC	4.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
Addition of Christopher Small as Portfolio Manager, pursuant to the supplement filed on August 1, 2025.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.

Updated Prospectus Web Address	January 30, 2026https://teucrium.com/rsmv
Yields For You Income Strategy A ETF
Shareholder Report [Line Items]
Fund Name	Yields For You Income Strategy A ETF
Class Name	Yields For You Income Strategy A ETF
Trading Symbol	YFYA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 30, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/yfya. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/yfya
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Yields For You Income Strategy A ETF	$93	1.00%
[12]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Yields for You Income Strategy A  ETF (YFYA) operated in 2025 as an actively managed fund-of-funds with a primary objective of capital preservation while providing competitive yields. The investment strategy was dynamic, adapting to the prevailing interest rate environment by shifting allocations between assets like high-quality government bonds, preferred stocks, and other investment-grade debt. The adviser utilized quantitative analysis and market outlooks to rebalance the portfolio, aiming to protect principal while capturing income. The fund’s performance was therefore driven by the adviser’s tactical allocation decisions and the returns of the underlying fixed-income and preferred stock ETFs in the context of changing economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2025)
Yields For You Income Strategy A ETF NAV	2.97
S&P 500 TR	14.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/yfya for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions:
The Fund generally distributes $0.05 per share each month from income received by its investments. To the extent the Fund does not have $0.05 per share of distributable income, some or all of the distribution may be a return of capital. For the fiscal period ended December 31, 2025, there was no return of capital, and all distributions were funded by investment income.

Net Assets	$ 27,068,368
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 236,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,068,368
Number of Holdings	6
Net Advisory Fee	$236,825
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.5%
Touchstone Ultra Short Income ETF	29.7%
AAM Low Duration Preferred and Income Securities ETF	21.2%
JPMorgan Nasdaq Equity Premium Income ETF	5.5%
JPMorgan Equity Premium Income ETF	5.1%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective May 23, 2025, the Fund changed its name from “Yields for You Strategy A  ETF” to “Yields for You Income Strategy A ETF”.
Effective May 23, 2025, the Fund’s investment objective was revised to state that the Fund  seeks total return (i.e. income and capital appreciation) consistent with the preservation of capital.
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.

Material Fund Change Name [Text Block]	Effective May 23, 2025, the Fund changed its name from “Yields for You Strategy A ETF” to “Yields for You Income Strategy A ETF”.
Material Fund Change Objectives [Text Block]	Effective May 23, 2025, the Fund’s investment objective was revised to state that the Fund seeks total return (i.e. income and capital appreciation) consistent with the preservation of capital.
Updated Prospectus Web Address	https://teucrium.com/yfya
GlacierShares Nasdaq Iceland ETF
Shareholder Report [Line Items]
Fund Name	GlacierShares Nasdaq Iceland ETF
Class Name	GlacierShares Nasdaq Iceland ETF
Trading Symbol	GLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of March 26, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/glcr. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/glcr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$76	0.95%
[13]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  GlacierShares Nasdaq Iceland ETF (GLCR), which launched March 26, 2025, offered investors targeted exposure to the Icelandic equity market. The fund’s performance was directly linked to the MarketVector™ Iceland Global Total Return Net Index, which it sought to replicate. The primary drivers of performance were tied to the economic conditions and corporate profitability within Iceland. The investment strategy was influenced by Iceland’s unique economic characteristics, including its leadership in renewable energy, abundance of natural resources, and political stability. As a new fund, its performance in 2025 reflected these specific national economic factors, offering a distinct investment profile compared to broader European or global funds. The fund’s value was therefore shaped by the performance of key Icelandic sectors and overall investor sentiment toward this resilient Nordic economy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/26/2025)
GlacierShares Nasdaq Iceland ETF	6.85
MSCI EUROPE Net (USD)	19.72
MarketVector Iceland Global Index Total Return Net	7.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 30, 2026
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/glcr for more recent performance information.
Net Assets	$ 798,389
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 5,368
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$798,389
Number of Holdings	31
Net Advisory Fee	$5,368
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	32.1%
Consumer Staples	21.0%
Health Care	19.0%
Real Estate	7.8%
Industrials	6.7%
Consumer Discretionary	5.9%
Materials	5.1%
Communications	1.2%
Energy	0.7%
Cash & Other	0.5%

Top 10 Issuers	(%)
Islandsbanki HF	14.1%
Arion Banki HF	11.9%
Oculis Holding AG	8.6%
Embla Medical HF	5.7%
Amaroq Ltd.	5.1%
Bakkafrost P/F	4.7%
Alvotech SA	4.7%
Mowi ASA	4.6%
Salmar ASA	4.5%
JBT Marel Corp.	4.2%
Geographic Breakdown (%)

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as a Portfolio Manager of the Fund.
Effective January 30, 2026,  MarketVector™ Indexes GmbH replaced Solactive AG as the Index Provider and Calculation Agent for MarketVector™ Iceland Global Index.

Updated Prospectus Web Address	https://teucrium.com/glcr

[1]
**	Annualized

[2]
**	Annualized

[3]
**	Annualized

[4]
**	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
**	Annualized

[10]
*	Annualized

[11]
**	Annualized

[12]
**	Annualized

[13]
*	Annualized